As filed with the Securities and Exchange Commission effective June 18, 2021

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

MFS High Yield Municipal Trust
111 Huntington Avenue, Boston, Massachusetts 02199
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: 617-954-5000
Christopher R. Bohane, Massachusetts Financial Services Company
111 Huntington Avenue, Boston, Massachusetts 02199
 (Name and Address of Agent for Service)

under the

Investment Company Act of 1940, as amended

Investment Company Act File No. 811-04992
_____________

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended. Such redemption remains subject to the issuance of a formal notice of redemption, which will contain the definitive terms and timetable of redemption.

1.   Title of the class of securities of MFS High Yield Municipal Trust (the "Fund") to be redeemed:

Variable Rate Municipal Term Preferred Shares, Series 2019/3 (CUSIP # 59318E508) ("VMTP Shares").

2.   Date on which the securities are to be called or redeemed:

Tuesday, July 20, 2021

The redemption of the VMTP Shares will be subject to the receipt of proceeds from the sale of a new series of preferred shares of the Fund, which may not occur.  No notices of redemption have yet been distributed, and the redemptions may be effected on a later date, or not at all, due to market conditions or otherwise.

3.   The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The VMTP Shares are to be redeemed pursuant to Section 2.5(c)(iv) of the Fund's Amended and Restated Statement Establishing and Fixing the Rights and Preferences of Variable Rate Municipal Term Preferred Shares.

4.   The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Trust intends to redeem all of the outstanding VMTP Shares, of which there are 3,000 outstanding shares.
____________________________________________________________________________________

Notice:

The Trust’s Agreement and Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts.  This instrument is executed on behalf of the Trust by an officer of the Trust, as an officer of the Trust, and not individually, and the obligations imposed upon the Trust by this instrument, if any, are not binding upon any of the Trust’s officers, trustees or shareholders individually, but are binding only upon the assets and properties of the Trust.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, as amended, the registrant has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 18th day of June, 2021.

MFS HIGH YIELD MUNICIPAL TRUST

By: /s/ Thomas H. Connors
Name: Thomas H. Connors
Title: Assistant Secretary and Assistant Clerk

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